Financial risk management - Classification and fair values (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	$ 2,293	$ 2,397
Fair value, Total assets	2,293	2,397
Total liabilities	(12,261)	(12,552)
Fair value, Total liabilities	(12,159)	(12,859)
Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(18)	(2)
Other liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(12,243)	(12,550)
Trade and other payables
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(1,163)	(1,116)
Fair value, Total liabilities	(1,163)	(1,116)
Trade and other payables | Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	0	0
Trade and other payables | Other liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(1,163)	(1,116)
Non-current payables
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(45)	(45)
Fair value, Total liabilities	(45)	(45)
Non-current payables | Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	0	0
Non-current payables | Other liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(45)	(45)
Commodity derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(18)	(2)
Fair value, Total liabilities	(18)	(2)
Commodity derivatives | Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(18)	(2)
Commodity derivatives | Other liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	0	0
Borrowings
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	(11,035)	(11,389)
Fair value, Total liabilities	(10,933)	(11,696)
Borrowings | Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities	0	0
Borrowings | Other liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Total liabilities		(11,389)
Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	783	617
Fair value, Total assets	783	617
Current and non-current receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	1,469	1,488
Fair value, Total assets	1,469	1,488
Commodity derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	1	7
Fair value, Total assets	1	7
Interest rate swap derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	28	26
Fair value, Total assets	28	26
Embedded derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	12	259
Fair value, Total assets	12	259
Fair value through profit or loss
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	41	292
Fair value through profit or loss | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	0	0
Fair value through profit or loss | Current and non-current receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	0	0
Fair value through profit or loss | Commodity derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	1	7
Fair value through profit or loss | Interest rate swap derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	28	26
Fair value through profit or loss | Embedded derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	12	259
Cash, loans and receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	2,252	2,105
Cash, loans and receivables | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	783	617
Cash, loans and receivables | Current and non-current receivables
Disclosure of Financial Assets and Liabilities [Line Items]
Total assets	$ 1,469	$ 1,488